ACCOUNTS AND OTHER PAYABLES AND OTHER LIABILITIES	6 Months Ended	12 Months Ended
	May 31, 2024	Nov. 30, 2023
Payables and Accruals [Abstract]
ACCOUNTS AND OTHER PAYABLES AND OTHER LIABILITIES

NOTE 5 — ACCOUNTS AND OTHER PAYABLES AND OTHER LIABILITIES

Accounts and other payables and other liabilities consist of the following:

	May 31, 2024	November 30, 2023
Accounts and other payables
Vendor payables (including $16,150,324 and $26,537,663 to a related party as of May 31, 2024 and November 30, 2023, respectively)	$17,068,900	$27,484,442
Accrued expenses	1,384,188	511,170
Total accounts and other payables	$18,453,088	$27,995,612

Other liabilities:
Deferred revenue	$281,175	$61,235
Accrued eviction costs payable to tenants	67,235	68,162
Rental deposits received from tenants	217,648	193,314
Losses in excess of the carrying amount of equity method investments	2,281,495	2,969,548
Deferred income tax liabilities	2,373,431	1,829,764
Others (a)	529,259	568,600
Total other liabilities	$5,750,243	$5,690,623

(a)	Others primarily consist of accrued consumption tax, tax and social insurance expenses withheld for employees and other miscellaneous liabilities.

NOTE 5 — ACCOUNTS AND OTHER PAYABLES AND OTHER LIABILITIES

Accounts and other payables and other liabilities consist of the following:

	November 30,	November 30,
	2023	2022
Accounts and other payables
Vendor payables (including $26,537,663 and $25,841,648 to a related party as of November 30, 2023 and 2022, respectively)	$27,484,442	$26,781,451
Accrued expenses	511,170	363,947
Total accounts and other payables	$27,995,612	$27,145,398

Other liabilities
Deferred revenue	$61,235	$88,276
Accrued eviction costs payable to tenants	68,162	205,435
Rental deposits received from tenants	193,314	154,679
Losses in excess of the carrying amount of equity method investments	2,969,548	3,208,939
Deferred income tax liabilities	1,829,764	1,738,206
Others (a)	568,600	439,994
Total other liabilities	$5,690,623	$5,835,529

(a)	Others primarily consist of accrued consumption tax, tax and social insurance expenses withheld for employees and other miscellaneous liabilities.